CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net loss	$ (418,696)	¥ (2,731,985)	¥ (3,691,673)	¥ (1,398,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	46,433	302,974	125,453	53,527
Amortization of intangible assets	3,091	20,169	7,681	3,546
Amortization of right-of-use assets	16,777	109,473	88,208	34,500
Amortization of land use right	816	5,323	5,323	4,058
Loss of disposal of property, plant and equipment	945	6,167	1,191	30,275
Impairment of property, plant and equipment	9,694	63,251	79,185	0
Impairment of accounts receivable	953	6,216	3,812	0
Impairment of finance lease receivables	529	3,454	833	0
Impairment of other current assets	57	369	0	0
Inventory write-downs	14,193	92,612	109,505	0
Foreign exchange losses (gains)	(12,442)	(81,181)	(8,363)	11,807
Interest income	(10,065)	(65,676)	(66,782)	(55,885)
Share-based compensation	152,708	996,417	517	1,630
Fair value gain on derivative liabilities	(208,739)	(1,362,025)	(27,679)	(254,361)
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	(91,327)	(595,908)	(504,618)	(35,390)
Inventory	(150,425)	(981,521)	(394,295)	(137,877)
Amounts due from related parties	3,360	21,923	4,351	(26,956)
Prepayments and other current assets	(121,512)	(792,863)	(418,103)	(277,651)
Other non-current assets	(4,722)	(30,808)	(5,616)	(24,737)
Accounts and notes payable	637,211	4,157,799	739,053	176,817
Deferred revenue	34,159	222,886	83,132	2,366
Lease liabilities	(16,572)	(108,134)	(84,626)	(4,376)
Accruals and other liabilities	110,800	722,967	520,547	324,815
Other non-current liabilities	40,909	266,932	26,155	0
Finance lease receivables	(61,485)	(401,190)	(156,634)	0
Amounts due to related parties	1,745	11,384	678	0
Income taxes payable	185	1,209	0	0
Net cash used in operating activities	(21,420)	(139,766)	(3,562,765)	(1,572,715)
Cash flows from investing activities
(Placement) maturities of term deposits	(150,176)	(979,897)	759,975	(759,975)
Placement(maturities) of short-term investments	(359,723)	(2,347,191)	1,905,210	(1,863,447)
Purchase of property, plant and equipment	(123,535)	(806,067)	(1,831,593)	(770,339)
Receipt of government subsidy related to assets	37,370	243,838	83,201	2,007
Purchase of intangible assets	(65,301)	(426,089)	(76,760)	(47,479)
Disposal of property, plant and equipment	3,756	24,505	263	489
Purchase of land use right	0	0	0	(191,580)
Prepayment for acquisition of assets	0	0	(100,000)	0
Prepayment for acquisition of land use rights	(19,963)	(130,260)
Disposal of equity investment in a company	2,452	16,000	0	0
Cash paid for long-term investment	(153)	(1,000)	0	0
Net cash (used in) provided by investing activities	(675,273)	(4,406,161)	740,296	(3,630,324)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable Preferred Shares	1,116,100	7,282,554	2,678,612	5,854,200
Proceeds from IPO, net of issurance cost	1,748,718	11,410,386	0	0
Proceeds from FO, net of issurance cost	2,450,407	15,988,903
Proceeds from borrowings	157,599	1,028,335	1,620,000	1,200,000
Repayment of borrowings	(211,553)	(1,380,385)	(748,060)	(320,000)
Loans from a related party	162,978	1,063,434	0	0
Repayment of loans to a related party	(162,978)	(1,063,434)	0	0
Repurchase of Preferred Shares	0	0	(55,000)	0
Proceeds from noncontrolling interests	0	0	98,010	0
Net cash provided by financing activities	5,261,271	34,329,793	3,593,562	6,734,200
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(99,629)	(650,076)	5,125	(14,782)
Net increase in cash, cash equivalents and restricted cash	4,464,949	29,133,790	776,218	1,516,379
Cash, cash equivalents and restricted cash at beginning of the year	369,003	2,407,743	1,631,525	115,146
Cash, cash equivalents and restricted cash at end of the year	4,833,952	31,541,533	2,407,743	1,631,525
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(11,662)	(76,093)	(26,406)	(29,697)
Acquisition of property, plant and equipment included in liabilities	$ 36,033	¥ 235,117	¥ 762,151	¥ 69,360